SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [abstract]
Operating lease charges	¥ 12,297	¥ 12,104	¥ 14,410
Auditor's remuneration:
audit services	94	72	73
others	9	5	2
Impairment losses
trade accounts receivable	6	(51)	230
other receivables	9	159	(12)
accounts prepayments	¥ 29	¥ 2	¥ 13